Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 164,686	$ 455,076
Restricted cash and cash equivalents	20,000	20,000
Accounts receivable	1,290	0
Inventory	4,418,197	4,778,906
Prepaid expenses and other current assets	214,979	98,876
Total current assets	4,819,152	5,352,858
Property and equipment, net	490,920	497,747
Intangible assets, net	90,139	276,020
Operating lease right-of-use assets, net	1,267,121	1,572,323
Other assets	39,150	49,150
Total assets	6,706,482	7,748,098
Current liabilities:
Accounts payable	1,355,512	407,413
Accrued expenses and other liabilities	369,651	368,366
Related party notes payable	705,000	0
Current maturities of long-term debt	4,199,362	129,057
Deferred revenue	347,619	0
Operating lease liabilities, current	361,305	313,448
Total current liabilities	7,338,449	1,218,284
Long-term debt	95,982	2,652,611
Related party notes payable	3,143,725	3,343,725
Operating lease liabilities	1,062,633	1,423,938
Other liabilities	377,772	617,117
Total liabilities	12,018,561	9,255,675
Commitments and contingencies
Stockholders' deficit:
Preferred stock	0	0
Common stock	27,941	27,580
Additional paid-in capital	12,430,125	10,136,037
Accumulated deficit	(17,770,145)	(11,671,194)
Total stockholders' deficit	(5,312,079)	(1,507,577)
Total liabilities and stockholders' deficit	6,706,482	7,748,098
GIGCAPITAL5, INC [Member]
Current assets:
Cash	2,438	78,196
Prepaid expenses and other current assets	94,008	172,508
Total current assets	96,446	250,704
Cash and marketable securities held in Trust Account	23,302,116	41,561,656
Interest receivable on cash and marketable securities held in the Trust Account	0	133,211
Total assets	23,398,562	41,945,571
Current liabilities:
Accounts payable	767,615	195,064
Related party notes payable	1,564,673	603,880
Accrued legal fees	3,500,000	2,157,037
Accrued liabilities	893,830	103,344
Note payable to related party at fair value	1,506,389	257,492
Payable to related parties	1,610,875	781,561
Other current liabilities	79,162	88,021
Deferred underwriting fee payable - current	2,760,000	0
Total current liabilities	12,682,544	4,186,399
Warrant liability	7,950	31,800
Deferred underwriting fee payable	0	9,200,000
Total liabilities	12,690,494	13,418,199
Commitments and contingencies
Common stock subject to possible redemption, 2,114,978 shares, at a redemption value of $10.98 per share, and 4,014,050 shares, at a redemption value of $10.37 per share, as of December 31, 2023 and 2022, respectively	23,222,954	41,606,846
Stockholders' deficit:
Preferred stock	0	0
Common stock	655	655
Additional paid-in capital	4,589,179	0
Accumulated deficit	(17,104,720)	(13,080,129)
Total stockholders' deficit	(12,514,886)	(13,079,474)
Total liabilities and stockholders' deficit	$ 23,398,562	$ 41,945,571